Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

Inventories consisted of the following:

	June 30, 2024	December 31, 2023
Ingredient materials	$439,946	$414,595
Package and other materials	117,234	114,398
Finished goods	228,147	194,912
Total inventories	$785,327	$723,905